CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating Activities:
Net loss	$ (230,117)	$ (57,667)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation and amortization	23,372	6,199
Non-cash rent expense	81	103
Non-cash interest expense	3,111	85
Stock-based compensation expense, including value of Class B common shares	59,328	6,675
Loss from equity method investment	285	0
Deferred income taxes	(201)	12
Change in operating assets and liabilities, net of effect of Business Combination
Cash reserved for users	12,005	17,151
Receivables reserved for users	4,768	5,231
Accounts Receivable	(6,347)	4,052
Prepaid expenses and other current assets	(2,187)	(1,075)
Deposits and other non-current assets	346	(16)
Accounts payable and accrued expenses	11,686	(14,687)
Other long-term liabilities	4,903	14,763
Liabilities to users	(16,004)	(22,820)
Net cash flows used in operating activities	(134,971)	(39,813)
Other non-cash expenses	0	2,181
Cash Flows from Investing Activities:
Purchases of property and equipment	(3,336)	(12,943)
Cash paid for Business Combination, net of cash acquired	(176,819)	0
Net cash flows used in investing activities	(198,652)	(19,420)
Capitalization of internal-use software costs	(11,019)	(6,263)
Acquisition of gaming licenses	(7,478)	(214)
Financing Activities:
Cash buyout of unaccredited investors	(7,192)	0
Issuance costs related to merger recapitalization	(11,564)	0
Net proceeds from issuance of convertible promissory notes	41,077	0
Proceeds from recapitalization of DEAC shares, net of issuance costs	667,999	0
Proceeds from shares issued for warrants	190,664	0
Proceeds from issuance of Class A common stock, net of issuance costs	620,800	438
Net proceeds from issuance of redeemable convertible preferred stock	0	7,804
Net cash flows provided by financing activities	1,501,100	8,775
Proceeds from exercise of stock options	6,066	533
Net payment of revolving credit line	(6,750)	0
Effect of foreign exchange rates on cash and cash equivalents	256	0
Net increase (decrease) in cash, cash equivalents and restricted cash	1,167,733	(50,458)
Cash and cash equivalents at the beginning of period	76,533	117,908
Cash and cash equivalents, end of period	1,244,266	67,450
Supplemental Disclosure of Noncash Investing and Financing Activities
Conversion of convertible notes and accrued interest to common shares	112,545	0
Increase in net liabilities acquired from DEAC	2,514	0
Equity consideration issued to acquire SBTech	789,064	0
Increase of other current assets from transfer agent related to warrants	9,803	0
Decrease of accounts payable and accrued expenses from gaming licenses	(1,000)	0
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 417	$ 123